Oppenheimer Senior Floating Rate Fund
                   Supplement dated August 31, 2000 to the
                      Prospectus dated September 7, 1999

The Prospectus is changed as follows:

1. The Supplement dated May 31, 2000, to the Prospectus is replaced by this supplement.

2. The reference to "10,000,000 Shares" on the top of the front cover page is deleted. All references in the Prospectus to the number of shares of the Fund registered with the Securities and Exchange Commission are revised to reflect the registration of an additional 10,000,000 Class C shares, bringing the total shares registered to 10,100,000 Class A shares, 16,000,000 Class B shares and 33,900,000 Class C shares.

3. The table (and accompanying notes) on the front cover is replaced by the following:

      The Fund began the continuous offering of its shares on September 8, 1999. The Fund is authorized to issue an unlimited number of shares of each class and to date has registered 10,100,000 Class A shares, 16,000,000 Class B shares and 33,900,000 Class C shares. Shares are offered to the public at a price equal to the net asset value per share. As of August 10, 2000, the net asset values per share of the Fund's share classes were as follows: Class A: $9.96, Class B: $9.97, and Class C: $9.97. The net asset values and therefore the offering prices of each class of shares will fluctuate over the course of the offering. Class A shares may be purchased without initial sales charge, but only upon the automatic conversion of Class B shares 72 months after their purchase, or by investment advisors and financial planners for "wrap-fee" accounts for which they have a special agreement with the Fund's Distributor, or by exchange of Class A shares of certain other Oppenheimer funds. Class B and Class C shares are offered without any initial sales charge, but are each subject to an annual service fee, an annual asset-based distribution fee and an early withdrawal charge. Please refer to "How to Buy Shares" for details. The Fund intends to invest the net proceeds of the offering of its shares in portfolio securities as soon as is practicable after receipt of the proceeds. The Fund's investment advisor, OppenheimerFunds, Inc. (the "Manager"), has borne the offering expenses of the initial offering of 10,000,000 shares of the Fund. The offering expenses for subsequently-registered and offered shares, estimated to be $44,000, will be borne by the Fund, subject to any reimbursement of expenses by the Manager.

4. On page 4, a new footnote 5 is added to the column under "Class A Shares - Early Withdrawal Charges" in the chart entitled "Shareholder Transaction Expenses" as follows:

      5. An Early Withdrawal Charge may apply to repurchases of Class A shares that were purchased by exchange of class A shares of other Oppenheimer funds that were still subject to the Class A contingent deferred sales charge of those funds at the time of exchange. See "How to Buy Shares - Class A Early Withdrawal Charge" for details.

      Footnote 2 to the same chart is revised to read as follows:

2. Class A shares are not currently offered for direct purchase except by exchange of Class A shares of certain other Oppenheimer funds and by purchase through "wrap-fee" programs of investment advisors and financial planners that have special agreements with the Distributor for that purpose.

5. On page 4, footnote 2 to the Annual Expenses chart is revised to read as follows:

      The management fee is based upon a percentage of the Fund's average annual net assets and is shown without giving effect to a voluntary reduction by the Manager of 0.20% of the management fee annually. That voluntary reduction and waiver may be withdrawn or amended at any time. With that fee waiver and reduction, the estimated management fee for each class is 0.53% and Total Annual Expenses are estimated at 1.13% for Class A and 1.63% for Class B and Class C. Additionally, the management fee in the table does not reflect the Manager's voluntary agreement to waive its entire management fee for the period from the commencement of operations of the Fund on September 8, 1999 through March 31, 2000 which was reduced to a waiver of 0.50% of its management fee for the period from March 1, 2000 through March 31, 2000.

6. On page 5, the Examples depicting the effect of the Fund's estimated expenses on a $1,000 investment in shares of each Class of the Fund are replaced by the following examples, which show the effect of the estimated expenses in the Annual Expenses chart without giving effect to the Manager's currently operative voluntary expense waiver.

     --------------------------------------------------------------------
     Assuming you do not
     tender shares for
     repurchase by the Fund      1 Year    3 Years   5 Years   10 Years
     --------------------------------------------------------------------
     --------------------------------------------------------------------
          Class A shares          $14        $42       $73       $160
     --------------------------------------------------------------------
     --------------------------------------------------------------------
          Class B shares          $19        $58       $99       $190
     --------------------------------------------------------------------
     --------------------------------------------------------------------
          Class C shares          $19        $58       $99       $215
     --------------------------------------------------------------------

     --------------------------------------------------------------------
     Assuming you tender your
     shares for repurchase by
     the Fund on the last day
     of the period and a
     Class B or Class C Early    1 Year    3 Years   5 Years   10 Years
     Withdrawal Charge applies
     --------------------------------------------------------------------
     --------------------------------------------------------------------
          Class A shares          $14        $42       $73       $160
     --------------------------------------------------------------------
     --------------------------------------------------------------------
          Class B shares          $49        $73       $109      $190
     --------------------------------------------------------------------
     --------------------------------------------------------------------
          Class C shares          $29        $58       $99       $215
     --------------------------------------------------------------------

7. On page 8, the last two sentences of the second paragraph in "How Can I Buy Shares?" are revised to read as follows:

      The Fund's Class A shares may not be purchased directly, except by exchange of Class A shares of certain other Oppenheimer funds or by investment advisors and financial planners having special agreements with the Distributor to buy Class A shares for "wrap-fee" accounts. Class A shares are also available on the automatic conversion of Class B shares of the Fund 72 months after those shares are purchased.

8. On page 8, an additional "bulleted" paragraph is added to the section "Are There Any Sales Charges for Investing in the Fund?" as follows:

o If you acquire Class A shares of the Fund by exchange of Class A shares of other Oppenheimer funds that were still subject to a Class
         A contingent deferred sales charge at the time you exchanged them, they will become subject to the Fund's Class A Early Withdrawal Charge. If any of those Class A shares of the Fund are repurchased within 18 months of the original purchase date of the shares of the fund from which they were exchanged, they will be subject to the Fund's Class A Early Withdrawal Charge of 1% (explained in "Class A Early Withdrawal Charge" below).

9. On page 10, the second and third sentences of the first paragraph of the section entitled "Borrowing" are replaced by the following:

      The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase shares during Repurchase Offers, to manage cash flows and to fund additional purchase commitments under Senior Loans. The Fund may also borrow to acquire additional investments (a technique known as "leverage"). To the extent that the costs of borrowing exceed the return on the investments purchased with the borrowed amounts, the Fund's returns will be adversely affected. Borrowing for leverage also increases the risk of higher volatility of the net asset values of the Fund's shares.

10. On page 29, the third sentence in the first paragraph of the section entitled "Borrowing" is replaced by the following:

      The Fund can also borrow money to finance share repurchases during Repurchase Offers and to finance the purchase of additional investments (a technique referred to as "leverage"). The Fund might borrow for leverage to attempt to maintain the desired level of investment in Senior Loans after accounting for anticipated cash flows from prepayments of Senior Loans, the sale of Fund shares, cash outflows to fulfill settlement obligations (including obligations under revolving Senior Loans to fund additional loan commitments) and repurchases of Fund shares. The Fund might also borrow to acquire additional investments when the Manager believes that the interest payments and costs associated with borrowing will not exceed the total return on the investments acquired with those borrowings. However, the success of that type of leverage strategy depends on the Manager's ability to predict correctly interest rate and market movements, and there is no assurance that a leveraging strategy will be successful. Unless the income and appreciation, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will reduce the Fund's investment performance compared with what it would have been without leveraging.

      The first sentence of the second paragraph of "Borrowing" on page 29 is deleted.

11. On page 31, the reference to "standardized yield" in "Explanation of Performance Terminology" is deleted.

12. On page 32, the section entitled "Portfolio Managers" is revised to read as follows:

      The portfolio managers of the Fund are Arthur Zimmer and Joseph Welsh. Margaret Mudd is an Associate Portfolio Manager of the Fund. Mr. Zimmer is also a Vice President of the Fund and a Senior Vice President of the Manager and has been a portfolio manager with OppenheimerFunds since 1990. He also serves as an officer and portfolio manager for other Oppenheimer funds.

      Mr. Welsh is an Assistant Vice President of the Manager and of the Fund. He joined the Manager in January 1995 as a high yield bond analyst. Prior to joining the Manager, Mr. Welsh was a high yield bond analyst for W.R. Huff Asset Management (from November 1991 to December 1994).

      Ms. Mudd is an Assistant Vice President of the Manager and of the Fund. She joined the Manager in October 1999. Prior to joining the Manager, Ms. Mudd was a Vice President - Syndications of Sanwa Bank California (from January 1998 to September 1999).
      From May 1990 to January 1998 she was a Vice President of Banque Nationale de Paris.

13. On page 32, in the section entitled "Advisory Fees," the last three sentences are revised to read as follows:

      The Manager has voluntarily agreed to reduce its management fee by 0.20% of average annual net assets. This waiver may be amended or withdrawn by the Manager at any time. Additionally, for the period from the commencement of the Fund's operations on September 8, 1999 through February 29, 2000, the Manager voluntarily waived the management fee entirely. For the period March 1, 2000 through March 31, 2000, the Manager reduced that voluntary waiver to 0.50% of the management fee. Those waivers have the effect of reducing the Fund's overall expenses, thereby increasing its yield.

14. In the introductory paragraph of "How Do I Buy Shares?" on page 33, and in "Class A Shares" on page 36, the description of the availability of Class A shares is revised to read: "Class A shares are available upon automatic conversion of Class B shares (please refer to "Automatic Conversion of Class B Shares" below), through "wrap-fee" programs of investment advisors and financial planners that have agreements with the Distributor for that purpose, and by exchange of Class A shares of certain other Oppenheimer funds."

15. The section entitled "Are There Any Early Withdrawal Charge Waivers?" on page 37 is revised by adding a new final sentence as follows:

      The Class B and Class C Early Withdrawal Charges are waived in the case of repurchases of shares owned by present and former officers, directors, trustees and employees (and their "immediate families" as that term is defined in Appendix B to the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees.

16. A new section is added on page 37 after "Are There Any Early Withdrawal Charge Waivers?" as follows:

   Class A Early Withdrawal Charge. Class A shares cannot be directly purchased but may be acquired upon automatic conversion of Class B shares (discussed below) or by investment advisors or financial planners having special agreements with the Distributor for "wrap-fee" accounts, or by exchange of Class A shares of certain other Oppenheimer funds (as described in "How To Exchange Shares," below). Class A shares of another Oppenheimer fund that were purchased subject to the Class A contingent deferred sales charge of that fund and that are still subject to that Class A contingent deferred sales charge at the time of exchange will become subject to the Fund's Class A Early Withdrawal Charge.

      If any of those Class A shares of the Fund that are subject to the Class A Early Withdrawal Charge are repurchased within 18 months of the end of the calendar month of the original purchase date of the exchanged shares, an Early Withdrawal Charge may be deducted from the repurchase proceeds. That Early Withdrawal Charge will be equal to 1.00% of the lesser of (1) the aggregate net asset value of the repurchased shares calculated at the Repurchase Pricing Date or (2) the original net asset value of the repurchased shares. The Class A Early Withdrawal Charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all other Oppenheimer funds you made that were subject to Class A contingent deferred sales charges. In determining whether an Early Withdrawal Charge is payable when any of your Class A shares are repurchased, the Fund will first repurchase shares that are not subject to the charge, including shares purchased by reinvestment of dividends and capital gains distributions. Then the Fund will repurchase other Class A shares in the order in which you purchased them by exchange. The Early Withdrawal Charge is retained by the Distributor to help pay for some of its distribution-related costs and expenses.

17. The second sentence of the footnote under the Class B Early Withdrawal Charge table on page 38 is revised to read as follows:

      In applying the Early Withdrawal Charge, all purchases are considered to have been made on the first regular business day of the month during which the purchase was made.

18. In the first "bulleted" paragraph entitled "Early Withdrawal Charges" under "Special Considerations and Risks of Repurchases" on page 44, the following sentence is added after the existing sentence in that section:

      You may be subject to an Early Withdrawal Charge on Class A shares that are repurchased if those shares were acquired by exchange of Class A shares of another Oppenheimer fund that were originally purchased subject to a Class A contingent deferred sales charge and are repurchased by the Fund within 18 months of the end of the calendar month in which the original purchase occurred.

19. In the second full paragraph of the section entitled "How to Exchange Shares" on page 49, the fourth and fifth sentences are replaced by the following:

      Class A shares of this Fund may be acquired by exchange of Class A shares of other Oppenheimer funds (except Class A shares of Oppenheimer Cash Reserves and shares of Oppenheimer Money Market Fund, Inc.). If any Class A shares of another Oppenheimer fund that are exchanged are subject to the Class A contingent deferred sales charge of that fund at the time of exchange, they will be subject to the Fund's Class A Early Withdrawal Charge if they are repurchased prior to the end of the 18th month after the end of the calendar month in which the exchanged Class A shares were originally purchased.


August 31, 2000                                             PS0291.009